Statements of Changes in Redeemable Convertible Preferred Stock, Convertible Preferred Stock and Shareholders' Equity (Deficit) (USD $)	Total	Convertible Preferred Stock	Redeemable Convertible Preferred Stock, Series A	Redeemable Convertible Preferred Stock, Series A-1	Series A 8% Percent Convertible Preferred Stock	Common Stock	Additional paid- in capital	Accumulated deficit	Redeemable Convertible Preferred Stock, Series A	Redeemable Convertible Preferred Stock, Series A	Redeemable Convertible Preferred Stock, Series A Additional paid- in capital	Redeemable Convertible Preferred Stock, Series A-1	Redeemable Convertible Preferred Stock, Series A-1	Redeemable Convertible Preferred Stock, Series A-1 Additional paid- in capital
Balance at Jan. 31, 2009	$ (8,879,000)		$ 17,030,000	$ 16,008,000		$ 74,000	$ 13,069,000	$ (22,022,000)
Balance at Jan. 31, 2009			6,173,030	8,006,984
Balance at Jan. 31, 2009						7,444,395
Issuance of warrants to purchase common stock to professional service providers	24,000						24,000
Stock-based compensation expense	271,000						271,000
Exercise of options and warrants to purchase common stock (in shares)						25,579
Exercise of options and warrants to purchase common stock	127,000					1,000	126,000
Accretion of Redeemable Convertible Preferred Stock to redemption value									(1,748,000)	1,748,000	(1,748,000)	(2,502,000)	2,502,000	(2,502,000)
Net income	11,658,000							11,658,000
Balance at Jan. 30, 2010	(1,049,000)		18,778,000	18,510,000		75,000	9,240,000	(10,364,000)
Balance at Jan. 30, 2010			6,173,030	8,006,984		7,469,974
Issuance of warrants to purchase common stock to professional service providers	203,000						203,000
Stock-based compensation expense	2,104,000						2,104,000
Exercise of options and warrants to purchase common stock (in shares)						1,187,658
Exercise of options and warrants to purchase common stock	4,992,000					12,000	4,980,000
Vesting of restricted shares related to stock option exercises	73,000
Redemption of warrants for common stock and cash (in shares)						1,221,722
Redemption of warrants for common stock and cash	(10,168,000)					12,000	(10,180,000)
Accretion of Redeemable Convertible Preferred Stock to redemption value									(1,356,000)	1,356,000	(1,356,000)	(1,973,000)	1,973,000	(1,973,000)
Conversion of Series A and Series A-1 Redeemable Convertible Preferred Stock to common stock and redemption of fractional shares (in shares)			(6,173,030)	(8,006,984)		6,205,004
Conversion of Series A and Series A-1 Redeemable Convertible Preferred Stock to common stock and redemption of fractional shares	40,618,000		(20,134,000)	(20,483,000)		62,000	40,556,000
Issuance of Series A 8% Convertible Preferred Stock, net of issuance costs of $2,145 (in shares)					89,291,773
Issuance of Series A 8% Convertible Preferred Stock, net of issuance costs of $2,145					191,855,000
Dividend paid to common shareholders	(192,417,000)						(46,068,000)	(146,349,000)
Excess tax benefit related to restricted shares	3,226,000						3,226,000
Net income	7,023,000							7,023,000
Balance at Jan. 29, 2011	(148,797,000)				191,855,000	161,000	732,000	(149,690,000)
Balance at Jan. 29, 2011	16,084,358					16,084,358
Balance at Jan. 29, 2011	89,291,773
Issuance of warrants to purchase common stock to professional service providers	31,000						31,000
Stock-based compensation expense	1,197,000						1,197,000
Exercise of warrants to purchase common stock (in shares)						5,191
Exercise of warrants to purchase common stock	33,000						33,000
Vesting of restricted shares related to stock option exercises	491,000						491,000
Repurchase of unvested restricted shares related to stock option exercises	98,000						98,000
Issuance of common stock, net of issuance costs (in shares)						159,248
Issuance of common stock, net of issuance costs	1,110,000					1,000	1,109,000
Net income	16,078,000							16,078,000
Balance at Jan. 28, 2012	(129,759,000)	191,855,000			191,855,000	162,000	3,691,000	(133,612,000)
Balance at Jan. 28, 2012	16,248,797					16,248,797
Balance at Jan. 28, 2012	89,291,773	89,291,773
Issuance of warrants to purchase common stock to professional service providers	43,000						43,000
Stock-based compensation expense (in shares)						2,027,678
Stock-based compensation expense	10,157,000					20,000	10,137,000
Exercise of warrants to purchase common stock (in shares)						23,012
Exercise of warrants to purchase common stock	201,000					1,000	200,000
Vesting of restricted shares related to stock option exercises	719,000						719,000
Repurchase of unvested restricted shares related to stock option exercises						(30,126)
Repurchase of unvested restricted shares related to stock option exercises	3,000						3,000
Conversion of Preferred Stock (in shares)		(89,291,773)				30,894,953
Conversion of Preferred Stock	191,855,000	(191,855,000)				309,000	191,546,000
Issuance of common stock, net of issuance costs (in shares)						4,807,692
Issuance of common stock, net of issuance costs	73,263,000					48,000	73,215,000
Dividend paid to common shareholders	99,451,000						12,605,000	86,846,000
Excess tax benefit related to restricted shares	1,550,000						1,550,000
Net income	819,000							819,000
Balance at Oct. 27, 2012	$ 49,400,000					$ 540,000	$ 268,499,000	$ (219,639,000)
Balance at Oct. 27, 2012	53,972,006					53,972,006
Balance at Oct. 27, 2012	0